Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits Excluding Accrued Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011
Income Tax Contingency [Line Items]
Unrecognized tax benefits beginning balance	$ 939	$ 378
Additions related to prior period tax positions	246
Additions related to current period tax positions	573	675
Decreases from prior period positions		(114)
Unrecognized tax benefits ending balance	$ 1,758	$ 939